Statements of Consolidated Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income		$ 1,132,703	[1]	$ 1,053,849	$ 865,887
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		(18,648)		(128,245)	(103,441)
Pension and other postretirement benefit adjustments:
Amounts recognized in Other comprehensive loss	[2]	(28,385)		7,974	(56,536)
Amounts reclassified from Other comprehensive loss	[3]	7,635		5,847	8,980
Pension and other postretirement benefits		(20,750)		13,821	(47,556)
Unrealized net gains (losses) on available-for-sale securities:
Amounts recognized in Other comprehensive loss	[4]	1,046		(1,191)	366
Amounts reclassified from Other comprehensive loss	[5]	89		478	(283)
Unrealized net gains (losses) on available-for-sale securities		1,135		(713)	83
Unrealized net gains on cash flow hedges:
Amounts recognized in Other comprehensive loss	[6]	85,007
Other comprehensive income (loss)		46,744		(115,137)	(150,914)
Comprehensive income		1,179,447		938,712	714,973
Net actuarial gains (losses) and prior service costs arising during period, tax		17,200		(3,399)	24,954
Amortization of net actuarial gains (losses) and prior service costs included in Net pension costs, tax		(4,691)		(1,647)	(2,712)
Unrealized holding gains (losses) arising during period, tax		(643)		736	(228)
Reclassification adjustments for losses (gains) included in net income, tax		(55)		$ (296)	$ 178
Unrealized holding losses on cash flow hedges, tax		$ (52,226)

[1]	First quarter 2016 net income and basic and diluted net income per common share are restated due to the early adoption of ASU No. 2016-09 in the second quarter. See Notes 1 and 14.
[2]	Net of taxes of $17,200, $(3,399) and $24,954, in 2016, 2015 and 2014, respectively.
[3]	Net of taxes of $(4,691), $(1,647) and $(2,712), in 2016, 2015 and 2014, respectively.
[4]	Net of taxes of $(643), $736 and $(228), in 2016, 2015 and 2014, respectively.
[5]	Net of taxes of $(55), $(296) and $178 in 2016, 2015 and 2014, respectively.
[6]	Net of taxes of $(52,226) in 2016.